Common Stock - Narrative (Details) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, authorized		87,589,983
Common Class A [Member]
Class of Stock [Line Items]
Common stock, authorized	78,000,000	78,000,000	40,000,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member]
Class of Stock [Line Items]
Common stock, authorized	9,589,983	9,589,983	9,589,983
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001